Preferred Stock - Fair Value Measurements (Details)	Sep. 30, 2023 Y	Aug. 10, 2023 Y	Dec. 31, 2022 $ / shares
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	0
Series B-3 Warrants exercise price per share | Series B-3 Warrant liabilities | Black-Scholes Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input			2.03
Expected share price volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	65.0	65.0
Risk-free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	4.6	4.2
Expected term (years)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input | Y	4.9	5
Expected dividends
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	0	0
Minimum | Expected share price volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input			0.500
Minimum | Risk-free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input			0.040
Maximum | Expected share price volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input			0.650
Maximum | Risk-free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input			0.047
Series B-2 | Series B-3 preferred stock fair value per share | Guideline Public Company Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input			14.97
Series B-2 | Series B-2 preferred stock exercise price per share | Guideline Public Company Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input			14.16
Series B-3 | Series B-3 preferred stock fair value per share | Guideline Public Company Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input			3.24
Series B-2 Tranche Liability | Minimum | Expected term (years) | Binomial Tranche Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input			0.2
Series B-2 Tranche Liability | Minimum | Expected dividends
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input			5.8
Series B-2 Tranche Liability | Maximum | Expected term (years) | Binomial Tranche Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input			0.4
Series B-2 Tranche Liability | Maximum | Expected dividends
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input			6.0